ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 1, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add a new series, the AAM Transformers ETF, is Post-Effective Amendment No. 791 and Amendment No. 792 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

If you have any questions or require further information, please contact Alyssa Bernard at (920) 360-7173 or alyssa.bernard@usbank.com.

Sincerely,

/s/ Alyssa Bernard
Vice President
U.S. Bancorp Fund Services, LLC